Note 11 - Income Taxes (Details) - Changes In Unrecognized Tax Benefits (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Changes In Unrecognized Tax Benefits [Abstract]
Unrecognized Tax Benefit - Beginning of year	$ 297	$ 302	$ 288
Gross increases - tax positions in prior period	54	32	59
Gross decreases - tax positions in prior period	0	(13)	(35)
Gross increases - tax positions in current period	5	7	11
Settlements during the period	(4)	(12)	(21)
Lapse of Statute of Limitations	(63)	(19)
Unrecognized Tax Benefit - End of Year	$ 289	$ 297	$ 302